Pension and Other Postretirement Benefits (Details Textual) (USD $)	12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011 BenefitPlan	Jan. 02, 2010	Aug. 01, 2010	Dec. 31, 2011 U.S. [Member]	Jan. 01, 2011 U.S. [Member]	Dec. 31, 2011 Int'l [Member]	Dec. 31, 2011 U.S. Postretirement Health Benefits [Member]	Jan. 01, 2011 SERP [Member]	Jan. 01, 2011 SERP [Member]
Pension and Other Postretirement Benefits (Textual) [Abstract]
Recognized (gain) loss on curtailment						$ 2,400,000				$ 0
Stock options granted	1,550,300								200,000
Pre tax stock based compensation expense	39,600,000	35,200,000	25,800,000						2,200,000
Equity securities					65.00%		41.00%
Fixed income securities and cash					35.00%		45.00%
Insurance contracts and other investments							14.00%
Company's contribution to defined benefit plan in next fiscal year	75,000,000				55,000,000		20,000,000	3,000,000
Pension and Other Postretirement Benefits (Textual) [Abstract]
Recognized defined contribution plan cost	21,600,000	10,200,000	7,700,000
Pension and Other Postretirement Benefits (Textual) [Abstract]
Number of defined benefit plans frozen		3
Post retirement health benefits covering age	Retired employees up to the age of 65
Supplemental medicare benefits covering age	Retirees over the age of 65
Percentage of increased rate covered in the health care benefits	8.00%
Percentage of decreased rate covered in the health care benefits	5.00%
Benefit obligations in excess of plan assets aggregate benefit obligation	1,110,000,000	1,020,000,000
Benefit obligations in excess of plan assets aggregate fair value of plan assets	713,800,000	693,300,000
Accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation	1,090,000,000	1,000,000,000
Accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets	703,200,000	693,300,000
Remeasured percentage of ADPP and BRP				5.40%
Deferred compensation plan accrued	130,800,000	135,300,000
Letters of credit securing deferred compensation plan obligations	16,000,000	16,000,000
Cash surrender value included in other assets	186,100,000	181,700,000
Deferred compensation gain (expense)	$ (4,000,000)	$ 4,400,000	$ 5,600,000
Termination of employment	before age 55